INCOME TAXES (Details)	2 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2022
HK
Income Tax Disclosure [Line Items]
Applicable tax rate			16.50%
China
Income Tax Disclosure [Line Items]
Applicable tax rate			25.00%
Preferential income tax rate	0.00%	0.00%	0.00%